UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21208

                     Oppenheimer Multi Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: April 30

          Date of reporting period: May 1, 2003 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2003 / UNAUDITED
---------------------------------------------------------------

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
 Common Stocks--99.2%
---------------------------------------------------------------
 Consumer Discretionary--15.4%
---------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.1%
 McDonald's Corp.                         3,700      $   92,537
---------------------------------------------------------------
 Media--9.0%
 AMC Entertainment, Inc. 1                3,800          51,680
---------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1   1,400          53,648
---------------------------------------------------------------
 Liberty Media Corp., Cl. A 1            20,300         204,827
---------------------------------------------------------------
 UGC Europe, Inc. 1                         700          46,900
---------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1           4,600          32,568
                                                     ----------
                                                        389,623

---------------------------------------------------------------
 Specialty Retail--4.3%
 Casual Male Retail Group, Inc. 1        11,600         103,240
---------------------------------------------------------------
 OfficeMax, Inc. 1                        9,000          86,220
                                                     ----------
                                                        189,460

---------------------------------------------------------------
 Consumer Staples--5.1%
---------------------------------------------------------------
 Food & Staples Retailing--1.4%
 Costco Wholesale Corp. 1                 1,700          60,129
---------------------------------------------------------------
 Tobacco--3.7%
 Altria Group, Inc.                       3,500         162,750
---------------------------------------------------------------
 Energy--10.4%
---------------------------------------------------------------
 Energy Equipment & Services--1.1%
 Halliburton Co.                          2,000          47,760
---------------------------------------------------------------
 Oil & Gas--9.3%
 BP plc, ADR                              4,900         207,662
---------------------------------------------------------------
 Energy Partners Ltd. 1                   3,700          44,437
---------------------------------------------------------------
 Frontier Oil Corp.                       5,500          88,000
---------------------------------------------------------------
 Spinnaker Exploration Co. 1              2,500          63,975
                                                     ----------
                                                        404,074

---------------------------------------------------------------
 Financials--25.2%
---------------------------------------------------------------
 Capital Markets--2.2%
 Bank of New York Co., Inc. (The)         3,000          93,570
---------------------------------------------------------------
 Commercial Banks--6.5%
 SunTrust Banks, Inc.                     1,900         127,433
---------------------------------------------------------------
 Wachovia Corp.                           1,900          87,153
---------------------------------------------------------------
 Wells Fargo & Co.                        1,200          67,584
                                                     ----------
                                                        282,170

---------------------------------------------------------------
 Diversified Financial Services--6.0%
 Citigroup, Inc.                          2,800         132,720
---------------------------------------------------------------
 Merrill Lynch & Co., Inc.                  800          47,360
---------------------------------------------------------------
 Morgan Stanley                           1,500          82,305
                                                     ----------
                                                        262,385

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
 Insurance--9.1%
 American International Group, Inc.         500      $   30,415
---------------------------------------------------------------
 Chubb Corp.                              2,200         146,982
---------------------------------------------------------------
 Platinum Underwriters Holdings Ltd.      6,100         175,314
---------------------------------------------------------------
 Protective Life Corp.                    1,300          42,211
                                                     ----------
                                                        394,922

---------------------------------------------------------------
 Real Estate--1.4%
 IStar Financial, Inc.                    1,600          60,896
---------------------------------------------------------------
 Health Care--5.4%
---------------------------------------------------------------
 Health Care Providers & Services--4.2%
 Aetna, Inc.                              1,800         103,338
---------------------------------------------------------------
 Province Healthcare Co. 1                6,200          79,608
                                                     ----------
                                                        182,946

---------------------------------------------------------------
 Pharmaceuticals--1.2%
 Schering-Plough Corp.                    3,400          51,918
---------------------------------------------------------------
 Industrials--14.8%
---------------------------------------------------------------
 Aerospace & Defense--8.3%
 Boeing Co.                               2,100          80,829
---------------------------------------------------------------
 Orbital Sciences Corp. 1                 8,000          73,520
---------------------------------------------------------------
 Raytheon Co.                             7,800         206,544
                                                     ----------
                                                        360,893

---------------------------------------------------------------
 Commercial Services & Supplies--5.3%
 Cendant Corp. 1                          9,200         187,956
---------------------------------------------------------------
 ChoicePoint, Inc. 1                      1,200          42,048
                                                     ----------
                                                        230,004

---------------------------------------------------------------
 Industrial Conglomerates--1.2%
 Tyco International Ltd.                  2,500          52,200
---------------------------------------------------------------
 Information Technology--8.8%
---------------------------------------------------------------
 Communications Equipment--1.7%
 QUALCOMM, Inc.                           1,600          76,000
---------------------------------------------------------------
 Computers & Peripherals--2.3%
 Hewlett-Packard Co.                      4,500         100,395
---------------------------------------------------------------
 Electronic Equipment & Instruments--2.5%
 Flextronics International Ltd. 1         4,500          63,000
---------------------------------------------------------------
 Thermo Electron Corp. 1                  2,000          43,960
                                                     ----------
                                                        106,960

---------------------------------------------------------------
 IT Services--1.9%
 Titan Corp. (The) 1                      4,000          84,480
---------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.4%
 National Semiconductor Corp. 1             400          16,252

6  |  OPPENHEIMER MULTI CAP VALUE FUND

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
 Materials--4.6%
---------------------------------------------------------------
 Chemicals--2.7%
 Dow Chemical Co.                         3,100      $  116,839
---------------------------------------------------------------
 Containers & Packaging--0.5%
 Smurfit-Stone Container Corp. 1          1,400          21,700
---------------------------------------------------------------
 Paper & Forest Products--1.4%
 Sappi Ltd., Sponsored ADR                4,900          62,720
---------------------------------------------------------------
 Telecommunication Services--4.7%
---------------------------------------------------------------
 Diversified Telecommunication Services--1.3%
 IDT Corp., Cl. B 1                       3,000          57,360
---------------------------------------------------------------
 Wireless Telecommunication Services--3.4%
 AT&T Corp.                               4,700          87,373
---------------------------------------------------------------
 Vodafone Group plc, Sponsored ADR        2,700          57,105
                                                     ----------
                                                        144,478

---------------------------------------------------------------
 Utilities--4.8%
---------------------------------------------------------------
 Electric Utilities--3.8%
 AES Corp. (The) 1                       10,700          93,625
---------------------------------------------------------------
 PG&E Corp. 1                             1,900          46,455
---------------------------------------------------------------
 Reliant Resources, Inc. 1                4,900          24,255
                                                     ----------
                                                        164,335

---------------------------------------------------------------
 Multi-Utilities & Unregulated Power--1.0%
 Equitable Resources, Inc.                1,100          45,320
                                                     ----------
 Total Common Stocks (Cost $3,567,897)                4,315,076




                                      Principal    Market Value
                                         Amount      See Note 1
---------------------------------------------------------------
 Joint Repurchase Agreements--0.8%
 Undivided interest of 0.02% in joint repurchase
 agreement (Principal Amount/Market Value
 $149,808,000, with a maturity value of $149,820,109)
 with Banc One Capital Markets, Inc., 0.97%,
 dated 10/31/03, to be repurchased at $36,003
 on 11/3/03, collateralized by U.S.  Treasury
 Bonds, 3.625%--9%, 3/31/04--8/15/23, with
 a value of $152,949,680
 (Cost $36,000)                         $36,000      $   36,000

---------------------------------------------------------------
 Total Investments, at Value
 (Cost $3,603,897)                        100.0%      4,351,076
---------------------------------------------------------------
 Other Assets Net of Liabilities            0.0              52
                                        -----------------------
 Net Assets                               100.0%     $4,351,128
                                        =======================


Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.


7  |  OPPENHEIMER MULTI CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED

 October 31, 2003
-------------------------------------------------------------------------------------------------------------------
 Assets
-------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $3,603,897)--see accompanying statement                                     $4,351,076
-------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                           365
-------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                             7,103
 Interest and dividends                                                                                       4,102
                                                                                                         ----------
 Total assets                                                                                             4,362,646

-------------------------------------------------------------------------------------------------------------------
 Liabilities
-------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Legal, auditing and other professional fees                                                                  7,398
 Investments purchased                                                                                        3,420
 Trustees' compensation                                                                                         518
 Transfer and shareholder servicing agent fees                                                                   15
 Other                                                                                                          167
                                                                                                         ----------
 Total liabilities                                                                                           11,518

-------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                              $4,351,128
                                                                                                         ==========

-------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
-------------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                              $      347
-------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                               3,459,074
-------------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                               (380)
-------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                                                   144,908
-------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                                 747,179
                                                                                                         ----------
 Net Assets                                                                                              $4,351,128
                                                                                                         ==========

-------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
-------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $4,351,128 and 346,588 shares
 of beneficial interest outstanding)                                                                         $12.55
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)             $13.32


 See accompanying Notes to Financial Statements.


8  |  OPPENHEIMER MULTI CAP VALUE FUND

STATEMENT OF OPERATIONS  UNAUDITED

 For the Six Months Ended October 31, 2003
-------------------------------------------------------------------------------------------------------------------
 Investment Income
-------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $396)                                                      $ 30,432
-------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                       345
                                                                                                           --------
 Total investment income                                                                                     30,777

-------------------------------------------------------------------------------------------------------------------
 Expenses
-------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                             15,006
-------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Class A                                                          86
-------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                                  7,471
-------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                       5,083
-------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                          1,433
-------------------------------------------------------------------------------------------------------------------
 Registration and filing fees                                                                                   470
-------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                     83
-------------------------------------------------------------------------------------------------------------------
 Other                                                                                                        1,529
                                                                                                           --------
 Total expenses                                                                                              31,161
 Less reduction to custodian expenses                                                                            (4)
                                                                                                           --------
 Net expenses                                                                                                31,157

-------------------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                                           (380)

-------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain
-------------------------------------------------------------------------------------------------------------------
 Net realized gain on investments                                                                           288,691
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                                       525,273

-------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                      $813,584
                                                                                                           ========

 See accompanying Notes to Financial Statements.

9  |  OPPENHEIMER MULTI CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  Six Months          Period
                                                                                                       Ended           Ended
                                                                                            October 31, 2003       April 30,
                                                                                                 (Unaudited)          2003 1
-----------------------------------------------------------------------------------------------------------------------------
 Operations
-----------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                              $     (380)     $  (11,440)
-----------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                            288,691        (143,783)
-----------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                               525,273         221,906
                                                                                                  ---------------------------
 Net increase in net assets resulting from operations                                                813,584          66,683

-----------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions--Class A                 126,200       3,244,661

-----------------------------------------------------------------------------------------------------------------------------
 Net Assets
-----------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                                      939,784       3,311,344
-----------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                               3,411,344         100,000 2
                                                                                                  ---------------------------
 End of period [including accumulated net investment loss of $380 for the
 six months ended October 31, 2003]                                                               $4,351,128      $3,411,344
                                                                                                  ===========================

 1. For the period from November 26, 2002 (commencement of operations) to April  30, 2003.
 2. Reflects the value of the Manager's initial seed money investment on November 8, 2002.


 See accompanying Notes to Financial Statements.

10 |  OPPENHEIMER MULTI CAP VALUE FUND

FINANCIAL HIGHLIGHTS

                                                                                            Six Months       Period
                                                                                                 Ended        Ended
                                                                                         Oct. 31, 2003    April 30,
CLASS  A                                                                                   (Unaudited)       2003 1
--------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                          $ 10.17      $ 10.00
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                                       -- 2       (.03)
 Net realized and unrealized gain                                                                 2.38          .20
                                                                                         ---------------------------
 Total from investment operations                                                                 2.38          .17
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                                 $12.55       $10.17
                                                                                         ===========================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                                              23.40%        1.70%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                                       $4,351       $3,411
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                              $3,974       $3,151
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                                                             (0.02)%      (0.85)
 Total expenses                                                                                   1.56%        2.60%
 Expenses after expense reimbursement or fee waiver and reduction to custodian expenses            N/A 5       2.35%
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                            63%          66%

1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.
2. Less than $0.005 per share.
3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER MULTI CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multi Cap Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2003, 300,000 shares of Class A were owned by the Manager and its affiliates.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of October 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2003 and the period ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized.
    No distributions were paid during the six months ended October 31, 2003 and period ended April 30, 2003.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

12  |  OPPENHEIMER MULTI CAP VALUE FUND

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                   Six Months Ended October 31, 2003      Period Ended April 30, 2003 1,2
                            Shares            Amount             Shares            Amount
--------------------------------------------------------------------------------------------
 Class A
 Sold                       11,020          $126,200            325,568        $3,244,661
                            ----------------------------------------------------------------
 Net increase               11,020          $126,200            325,568        $3,244,661
                            ----------------------------------------------------------------

 1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.
 2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on November 8, 2002.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2003, were $2,721,014 and $2,470,374, respectively.
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2003, the Fund paid $82 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

13  |  OPPENHEIMER MULTI CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended October 31, 2003, expense under the Class A plan was zero. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at October 31, 2003.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

14  |  OPPENHEIMER MULTI CAP VALUE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)